Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity
Shareholders' Equity

16.  Shareholders’ Equity

At December 31, 2017, the company had 1.1 billion shares of common stock and 15 million shares of preferred stock authorized, both without par value. Preferred stock includes 550,000 authorized but unissued shares designated as Series A Junior Participating Preferred Stock.

In April 2017, the company’s Board of Directors declared a two-for-one split of Ball Corporation’s common stock and increased the quarterly cash dividend by 54 percent to 10 cents on a post-split basis. The stock split was effective as of May 16, 2017.

In 2017, in a privately negotiated transaction, Ball entered into an accelerated share repurchase agreement to buy $100 million of its common shares using cash on hand and available borrowings, and the company received 2.5 million shares.

Accumulated Other Comprehensive Earnings (Loss)

The activity related to accumulated other comprehensive earnings (loss) was as follows:

($ in millions)	Foreign Currency Translation (Net of Tax)	Pension and Other Postretirement Benefits (Net of Tax)		Effective Derivatives (Net of Tax)	Accumulated Other Comprehensive Earnings (Loss)

Balance at December 31, 2015	$(183)	$(445)		$(12)	$(640)
Other comprehensive earnings (loss) before reclassifications	(146)	(227)	(a)	46	(327)
Amounts reclassified from accumulated other comprehensive earnings (loss)	—	82	(b)	(56)	26
Balance at December 31, 2016	$(329)	$(590)		$(22)	$(941)
Other comprehensive earnings (loss) before reclassifications	22	179		(30)	171
Amounts reclassified from accumulated other comprehensive earnings (loss)	—	49	(c)	65	114
Balance at December 31, 2017	$(307)	$(362)		$13	$(656)
(a)

Includes $195 million of after-tax net actuarial loss at December 31, 2016, for the remeasurement of acquired plans and $38 million of after-tax actuarial loss at June 30, 2016, for the remeasurement of divested plans.

(b)	Includes $60 million, net of tax, from plans sold with the Divestment Business.
(c)	Includes $28 million of after tax losses recognized during 2017 related to the annuity buyout and lump sum settlements. Refer to Note 15 for further details.

The following table provides additional details of the amounts recognized into net earnings from accumulated other comprehensive earnings (loss):

	Years Ended December 31,
($ in millions)	2017	2016	2015

Gains (losses) on cash flow hedges:
Commodity contracts recorded in net sales	$(7)	$(1)	$5
Commodity contracts recorded in cost of sales	50	(7)	(23)
Currency exchange contracts recorded in selling, general and administrative	(1)	4	2
Currency exchange contracts recorded in business consolidation and other activities	—	64	—
Cross-currency swaps recorded in selling, general and administrative	(136)	—	—
Cross-currency swaps recorded in interest expense	16	—	—
Interest rate contracts recorded in interest expense	—	(1)	—
Commodity and currency exchange contracts attributable to the Divestment Business recorded in business consolidation and other activities	—	(5)	—
Total before tax effect	(78)	54	(16)
Tax benefit (expense) on amounts reclassified into earnings	13	2	6
Recognized gain (loss)	$(65)	$56	$(10)

Amortization of pension and other postretirement benefits: (a)
Prior service income (expense)	$(1)	$2	$1
Actuarial gains (losses)	(34)	(35)	(48)
Effect of pension settlement (b)	(44)	(80)	—
Total before tax effect	(79)	(113)	(47)
Tax benefit (expense) on amounts reclassified into earnings	30	31	17
Recognized gain (loss)	$(49)	$(82)	$(30)
(a)	These components are included in the computation of net periodic benefit cost included in Note 15.
(b)

2017 includes a pretax settlement loss related to the purchase of non-participating group annuity contracts and lump sum payouts.  2016 includes a curtailment charge related to the sale of the Divestment Business. Refer to Note 15 for further details.

Noncontrolling Interest

In 2015, Ball acquired the remaining interests in its Latapack-Ball joint venture in Brazil for consideration of approximately 11.4 million treasury shares of Ball common stock, on a post-split basis, valued at $403 million, and $17 million in cash. The accounting guidance requires changes in noncontrolling interests that do not result in a change of control to be recorded as an equity transaction. Where there is a difference between the fair value of consideration paid and the carrying value of the noncontrolling interest, it is recorded to common stock. The difference of $220 million between the noncontrolling interest carrying value of $200 million at the time of acquisition and the fair value of the consideration paid of $420 million was recorded as a decrease to common stock. The acquisition of the joint venture company was completed in December 2015, and Latapack-Ball is a wholly owned subsidiary of Ball Corporation.